Other receivables, prepayments and deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other receivables, prepayments and deposits
Utility Deposits	$ 10	$ 16
Other Receivables	47	107
Other prepayments	165	109
Other receivables, prepayments and deposits, net	222	232
Allowance for Other receivables and prepayments, net of provision for credit losses	$ 5	$ 5	$ 0